Discontinued operations - Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 401,786	€ 468,252
Liabilities carried at fair value	387,596	441,881
Real estate held for own use [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73	185	€ 209
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	867	3,431	4,890
Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,360	10,086	9,061
Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,008	1,393	1,221
Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	215	603	467
Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	660	599	581
Level III [member] | Real estate held for own use [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	73	185	209
Level III [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	26	(6)	(12)
Level III [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	840	€ 3,437	€ 4,902
Investment funds [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	47,118
Liabilities carried at fair value	10,635
Investment funds [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	14,143
Investment funds [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	32,900
Investment funds [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	76
Investment funds [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	21
Investment funds [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,390
Investment funds [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	14,109
Investment funds [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,410
Investment funds [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	13
Investment funds [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	64
Investment funds [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	19,097
Investment funds [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	8,394
Investment funds [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,545
Investment funds [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	76
Investment funds [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	1,396
Investment funds [member] | Derivative [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	9,239
Investment funds [member] | Level I [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	18,925
Liabilities carried at fair value	3
Investment funds [member] | Level I [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,897
Investment funds [member] | Level I [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	11,029
Investment funds [member] | Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	32
Investment funds [member] | Level I [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,897
Investment funds [member] | Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	87
Investment funds [member] | Level I [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	10,782
Investment funds [member] | Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	127
Investment funds [member] | Level I [member] | Derivative [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	3
Investment funds [member] | Level II [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	23,101
Liabilities carried at fair value	9,773
Investment funds [member] | Level II [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	6,171
Investment funds [member] | Level II [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	16,930
Investment funds [member] | Level II [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	6,159
Investment funds [member] | Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,279
Investment funds [member] | Level II [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	13
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,383
Investment funds [member] | Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	8,268
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	1,291
Investment funds [member] | Level II [member] | Derivative [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	8,482
Investment funds [member] | Level III [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,092
Liabilities carried at fair value	859
Investment funds [member] | Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	75
Investment funds [member] | Level III [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,942
Investment funds [member] | Level III [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	76
Investment funds [member] | Level III [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	21
Investment funds [member] | Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,357
Investment funds [member] | Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	54
Investment funds [member] | Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	44
Investment funds [member] | Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	64
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	932
Investment funds [member] | Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,545
Investment funds [member] | Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	76
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	105
Investment funds [member] | Level III [member] | Derivative [member] | Recurring fair value measurement [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 754